Related Party Transactions (Details) - USD ($)	3 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Related Party Transactions (Textual)
Advances from stockholder	$ 91,856	$ 28,728
Provided during period	63,128
Received additional advances	$ 140,000	$ 205,000